UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Amendment [ ]; Amendment Number:
  This Amendment:    [ ] is a restatement.
                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

RS Growth Group LLC
388 Market Street, Ste. 1700
San Francisco, CA  94111

13F File Number: 028-05155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Terry R. Otton
Chief Executive Officer
(415) 591-2700
Signature, Place, and Date of Signing:

/s/ Terry R. Otton    San Francisco, CA	   May 14, 2006

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	144

Form 13F Information Table Value Total:	68,831

List of Other Included Managers:	None

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

ISSUER                 TYPE           CUSIP     VALUE      SHS   INVEST  VOTG
                                 	       (X1000)           DISCRET AUTH
3Com Corp.              Com         885535104      92     18,000   sole  sole
Ada-ES Inc              Com         005208103      97      4,000   sole  sole
Adolor Corp.            Com         00724x102     694     29,150   sole  sole
Advanced Analogic Tech  Com         00752j108     354     31,040   sole  sole
Agilent Technologies,   Com         00846u101      75      2,000   sole  sole
Alcan, Inc.             Com         013716105      78      1,700   sole  sole
Allscripts Healthcare   Com         01988P108     319     17,400   sole  sole
American Commercial Li  Com         025195207   1,123     23,800   sole  sole
American Eagle Outfitt  Com         02553e106     105      3,500   sole  sole
American Oriental Bioe  Com         028731107      88     17,000   sole  sole
American Science and E  Com         029429107      70        750   sole  sole
AMETEK, Inc.            Com         031100100      99      2,200   sole  sole
AMN Healthcare Service  Com         001744101   1,305     69,736   sole  sole
Amylin Pharmaceuticals  Com         032346108     147      3,000   sole  sole
Apple Computer, Inc.    Com         037833100      18        290   sole  sole
aQuantive, Inc.         Com         03839g105   1,333     56,620   sole  sole
Atheros Communications  Com         04743P108     560     21,390   sole  sole
Atwood Oceanics, Inc.   Com         050095108     582      5,760   sole  sole
AudioCodes Ltd.         ORD         M15342104     838     60,630   sole  sole
BEA Systems, Inc.       Com         073325102      56      4,300   sole  sole
Bebe Stores, Inc.       Com         075571109      55      3,000   sole  sole
Boston Private Financi  Com         101119105   1,017     30,110   sole  sole
California Pizza Kitch  Com         13054d109     990     30,520   sole  sole
Capstone Turbine Corpo  Com         14067d102      78     21,300   sole  sole
Centene Corp.           Com         15135b101     945     32,410   sole  sole
Century Aluminum Co.    Com         156431108     106      2,500   sole  sole
Ciena Corp.             Com         171779101     989    189,860   sole  sole
CNET Networks, Inc.     Com         12613R104     562     39,520   sole  sole
Coldwater Creek, Inc.   Com         193068103   1,010     36,320   sole  sole
Crocs, Inc.             Com         227046109      82      3,260   sole  sole
Ctrip.com Internationa  ADR         22943f100   1,289     15,590   sole  sole
Cymer, Inc.             Com         232572107      55      1,200   sole  sole
Cypress Semiconductor   Com         232806109      81      4,800   sole  sole
Cytyc Corp.             Com         232946103      87      3,100   sole  sole
Digital River, Inc.     Com         25388b104   1,188     27,230   sole  sole
Dril-Quip, Inc.         Com         262037104   1,389     19,600   sole  sole
Eclipsys Corp.          Com         278856109     544     23,060   sole  sole
Energy Conversion Devi  Com         292659109      98      2,000   sole  sole
Equinix, Inc.           Com         29444u502   2,257     35,150   sole  sole
eResearch Technology,   Com         29481V108   1,246     86,590   sole  sole
Euronet Worldwide, Inc  Com         298736109   1,058     27,970   sole  sole
FactSet Research Syste  Com         303075105     783     17,660   sole  sole
Fairchild Semiconducto  Com         303726103     105      5,500   sole  sole
First Horizon Pharmace  Com         32051K106     556     22,050   sole  sole
Five Star Quality Care  Com         33832d106     290     26,670   sole  sole
Florida Rock Industrie  Com         341140101     197      3,500   sole  sole
FTI Consulting, Inc.    Com         302941109   1,147     40,220   sole  sole
Fuel-Tech N.V.          Com         359523107      88      5,500   sole  sole
Gardner Denver, Inc.    Com         365558105     458      7,030   sole  sole
GMX Resources, Inc.     Com         38011m108     131      3,500   sole  sole
Grant Prideco, Inc.     Com         38821g101     193      4,500   sole  sole
GSI Commerce, Inc.      Com         36238g102     657     38,645   sole  sole
Harmonic, Inc.          Com         413160102      76     12,000   sole  sole
Health Grades, Inc.     Com         42218Q102     213     39,950   sole  sole
Healthways, Inc.        Com         422245100     454      8,920   sole  sole
Heartland Payment Syst  Com         42235n108     102      4,100   sole  sole
Hibbett Sporting Goods  Com         428565105   1,778     53,895   sole  sole
Huron Consulting Group  Com         447462102     672     22,200   sole  sole
Hydril                  Com         448774109     923     11,840   sole  sole
Hythiam, Inc.           Com         44919f104     318     34,600   sole  sole
I-Flow Corp.            Com         449520303     782     58,740   sole  sole
Illumina, Inc.          Com         452327109     865     36,420   sole  sole
Immucor, Inc.           Com         452526106     968     33,750   sole  sole
Informatica Corp.       Com         45666Q102     391     25,120   sole  sole
InPhonic, Inc.          Com         45772g105      91     13,000   sole  sole
IntercontinentalExchan  Com         45865v100     502      7,270   sole  sole
InterDigital Communica  Com         45866a105     172      7,000   sole  sole
Investment Technology   Com         46145f105     724     14,540   sole  sole
Itron, Inc.             Com         465741106     517      8,640   sole  sole
Ixia                    Com         45071r109     298     20,930   sole  sole
j2 Global Communicatio  Com         46626E205     938     19,950   sole  sole
Kenexa Corp.            Com         488879107     412     13,400   sole  sole
Keryx Biopharmaceutica  Com         492515101     751     39,290   sole  sole
Kulicke and Soffa Indu  Com         501242101      81      8,500   sole  sole
Kyphon, Inc.            Com         501577100   1,283     34,490   sole  sole
Lattice Semiconductor   Com         518415104     462     69,300   sole  sole
LifeCell Corp.          Com         531927101   1,045     46,330   sole  sole
Linktone Ltd., ADR      ADR         535925101     350     53,380   sole  sole
Loews Corp - Carolina   Com         540424207      57      1,200   sole  sole
Marchex, Inc., Class B  Cl B        56624R108     417     19,380   sole  sole
MasTec, Inc.            Com         576323109      64      4,500   sole  sole
McDermott Internationa  Com         580037109      82      1,500   sole  sole
Medco Health Solutions  Com         58405u102      74      1,300   sole  sole
Merge Technologies, In  Com         589981109     483     30,255   sole  sole
Microsemi Corp.         Com         595137100      64      2,200   sole  sole
Microsoft Corp.         Com         594918104      71      2,600   sole  sole
MicroStrategy, Inc., C  Cl A        594972408     751      7,130   sole  sole
Midwest Express Holdin  Com         597911106     133     20,200   sole  sole
M-Systems Flash Disk P  ORD         M7061C100   1,332     51,510   sole  sole
Myriad Genetics, Inc.   Com         62855j104     379     14,530   sole  sole
Neoware, Inc.           Com         64065p102     257      8,680   sole  sole
Netflix, Inc.           Com         64110L106     485     16,740   sole  sole
Netlogic Microsystems,  Com         64118b100     860     20,870   sole  sole
NeuStar, Inc., Class A  Cl A        64126x201     535     17,260   sole  sole
NuVasive, Inc.          Com         670704105     902     47,840   sole  sole
O2Micro International   SP ADR      67107w100   1,016     95,590   sole  sole
Omnicell, Inc.          Com         68213n109      68      6,000   sole  sole
Openwave Systems, Inc.  Com         683718308     672     31,160   sole  sole
Optimal Group, Inc., C  Cl A        68388r208     360     24,770   sole  sole
Oregon Steel Mills, In  Com         686079104     128      2,500   sole  sole
Origin Agritech LTD.    SHS         g67828106      69      4,000   sole  sole
Palm, Inc.              Com         696643105     132      5,700   sole  sole
PDL BioPharma, Inc.     Com         69329y104     705     21,500   sole  sole
Penn National Gaming,   Com         707569109      89      2,100   sole  sole
Photon Dynamics, Inc.   Com         719364101     511     27,270   sole  sole
PLX Technology, Inc.    Com         693417107     113      9,000   sole  sole
PMC-Sierra, Inc.        Com         69344F106      82      6,700   sole  sole
Portfolio Recovery As   Com         73640q105   1,007     21,500   sole  sole
Progressive Gaming Int  Com         74332s102     134     14,000   sole  sole
QUALCOMM, Inc.          Com         747525103      81      1,600   sole  sole
Quest Software, Inc.    Com         74834T103     841     50,360   sole  sole
Quicksilver Resources,  Com         74837R104      85      2,200   sole  sole
Radiation Therapy Serv  Com         750323206     766     30,030   sole  sole
Redback Networks, Inc.  Com         757209507     712     32,840   sole  sole
Rinker Group Limited -  SP ADR      76687m101      77      1,100   sole  sole
Scientific Games Corp.  Cl A        80874P109     903     25,710   sole  sole
Select Comfort Corp.    Com         81616x103     694     17,560   sole  sole
Silicon Motion Technol  SP ADR      82706c108     230     19,000   sole  sole
SiRF Technology Holdin  Com         82967h101      64      1,800   sole  sole
Solexa, Inc.            Com         83420x105      70      7,000   sole  sole
SonoSite, Inc.          Com         83568G104     767     18,870   sole  sole
STATS ChipPAC Ltd. ? A  SP ADR      85771t104      78      9,900   sole  sole
Stone Energy Corporati  Com         861642106      88      2,000   sole  sole
Taleo Corp., Class A    Cl A        87424n104     170     13,000   sole  sole
Tellabs, Inc.           Com         879664100     135      8,500   sole  sole
TETRA Technologies, In  Com         88162f105     680     14,460   sole  sole
The First Marblehead C  Com         320771108      87      2,000   sole  sole
The TJX Companies, Inc  Com         872540109      62      2,500   sole  sole
The Ultimate Software   Com         90385d107     315     12,190   sole  sole
THQ, Inc.               Com         872443403     800     30,900   sole  sole
Ultratech, Inc.         Com         904034105     235      9,610   sole  sole
Unit Corp.              Com         909218109     793     14,220   sole  sole
United Natural Foods,   Com         911163103   1,147     32,790   sole  sole
United Surgical Partne  Com         913016309     603     17,015   sole  sole
Universal Technical In  Com         913915104     295      9,800   sole  sole
Urban Outfitters, Inc.  Com         917047102      61      2,500   sole  sole
ValueClick, Inc.        Com         92046n102     495     29,243   sole  sole
Virage Logic Corp.      Com         92763r104     567     52,560   sole  sole
VistaPrint Ltd.         SHS         g93762204     476     15,960   sole  sole
WebEx Communications,   Com         94767l109     687     20,410   sole  sole
Widepoint Corp.         Com         967590100     117     45,000   sole  sole
WiderThan Co. Ltd., AD  SP ADR      967593104     338     25,540   sole  sole
XTO Energy, Inc.        Com         98385x106      87      2,000   sole  sole
Zumiez, Inc.            Com         989817101     258      4,230   sole  sole